INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ (15)	$ (16)
State and local		(8)
Foreign
Total current	(15)	(24)
Deferred:
Federal
State and local
Foreign	10,564	2,930
Total deferred	10,564	2,930
Benefit from income taxes	$ 10,549	$ 2,906